Earnings/(Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings/(Loss) Per Share

Basic and diluted earnings/(loss) per share is presented below.

	Six Months Period Ended June 30,
	2025	2024
Net (loss)/ income from continuing operations	(5,987,746)	1,870,881
Weighted average shares outstanding basic and diluted
	57,993,297	57,102,588

(Loss)/earnings per share from continuing operations – Basic and diluted	$ (0.10)	$0.03
	Six Months Period Ended June 30,
	2025	2024
Net loss from discontinued operations	(13,770,740)	-
Weighted average shares outstanding basic and diluted
	57,993,297	-

Loss per share from discontinued operations – Basic and diluted	$ (0.24)	-

	Six Months Period Ended June 30,
	2025	2024
Net (loss)/ income	(19,758,486)	1,870,881
Weighted average shares outstanding basic and diluted
	57,993,297	57,102,588

(Loss)/ earnings per share – Basic and diluted	$ (0.34)	$ 0.03